ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 18,200,986	$ 17,081,601
Advances from subscribers	1,072,977	5,518,550
Payable for advertisements	703,466	1,258,428
Other taxes payable	293,897	11,298
Deposit payable	1,022,650	941,295
Amount due to a third party		994,101
Payable for professional fee	8,703	252,540
Others	366,452	287,338
Total accrued expenses and other current liabilities	$ 21,669,131	$ 26,345,151